EMPLOYEE EQUITY INCENTIVE PLAN (Narrative) (Details)									12 Months Ended				1 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2012 Employee Stock Option [Member]	Dec. 31, 2011 Employee Stock Option [Member]	Dec. 31, 2010 Employee Stock Option [Member]	Dec. 31, 2013 2002 Plan [Member]	Dec. 31, 2005 2002 Plan [Member]	Dec. 31, 2013 2002 Plan [Member] Year One [Member]	Dec. 31, 2013 2002 Plan [Member] Years Two Through Four [Member]	Dec. 31, 2008 2006 Plan [Member]	Dec. 31, 2013 2006 Plan [Member]	Dec. 31, 2006 2006 Plan [Member]	Dec. 31, 2013 2006 Plan [Member] Year One [Member]	Dec. 31, 2013 2006 Plan [Member] Years Two Through Four [Member]	Dec. 31, 2013 2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized									105,000,000						40,000,000			80,000,000
Additional shares authorized										32,000,000			140,000,000
Vesting period									4 years					4 years
Vesting rate											25.00%	6.25%				25.00%	6.25%
Expiration period									10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					46,256,457	43,054,457	50,685,617	42,486,780
Ordinary shares available for future grant, shares									4,105,423					1,857,500
Number outstanding	9,670,000	22,555,000	56,475,000	77,593,333